SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)	6 Months Ended			18 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)	Aug. 21, 2018
Accounting Policies [Line Items]
Foreign Currency Transactions, Description	The translation has been made at the rate of ¥6.9680 = US$1.00, the approximate exchange rate prevailing on December 31, 2019.	The translation has been made at the rate of ¥6.9680 = US$1.00, the approximate exchange rate prevailing on December 31, 2019.
Selling and Marketing Expense	$ 381,871	¥ 2,660,873	¥ 4,909,361
Equity Securities, FV-NI, Realized Gain (Loss) | $				$ 0
Investment loss			844,369
Investment income	(20,277)	141,288
Deferred Revenue And Advances From Customer Balances		¥ 0
Contract assets and contract liabilities from contracts with customers
Contract assets	2,095,996			2,095,996	¥ 14,604,897	¥ 4,633,940
Contract liabilities	$ 290,579			$ 290,579	¥ 2,024,753	¥ 120,000
Use Rights [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	50 years	50 years
Shipping and Handling [Member]
Accounting Policies [Line Items]
Selling and Marketing Expense	$ 28,251	¥ 196,852	¥ 451,086
Minimum
Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage	20.00%			20.00%	20.00%		8.00%
Maximum
Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage	50.00%			50.00%	50.00%		43.00%
Motor vehicles [Member] | Minimum
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years
Motor vehicles [Member] | Maximum
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	10 years	10 years
Office Equipment [Member] | Minimum
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	2 years	2 years
Office Equipment [Member] | Maximum
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years
Leasehold Improvements [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	shorter of the lease term or the estimated useful life	shorter of the lease term or the estimated useful life
Production equipment [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	10 years	10 years